Noncontrolling Interest (Details) (USD $)	0 Months Ended	12 Months Ended
	Nov. 09, 2005	Dec. 31, 2012
Noncontrolling Interest [Line Items]
Common units held by noncontrolling interest owner in the Operating Partnership (in units)		80
Percentage of general partnership interest owned by the company in the Operating Partnership common units		99.99%
Special units held by noncontrolling interest owner in the Operating Partnership (in units)	40
Special units value held by noncontrolling interest owner in the Operating Partnership	$ 1,000
Subsidiaries
Noncontrolling Interest [Line Items]
Percent of limited partnership interest owned by noncontrolling owner in the Operating Partnership		0.01%
Limited Partner
Noncontrolling Interest [Line Items]
Limited partnership interest by noncontrolling owner in the Operating Partnership		2,000
General Partner
Noncontrolling Interest [Line Items]
Common units held by the company in the Operating Partnership (in units)		8,000
General partnership interest owned by the company in the Operating Partnership		$ 200,000
Percentage of general partnership interest owned by the company in the Operating Partnership common units		99.99%